Income tax expense, Reconciliation at Statutory Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Numerical reconciliation of income tax expense and tax at the statutory rate [Abstract]
Profit/(loss) before income tax (expense)/benefit	$ (144,365)	$ 73,474	$ (159,864)	$ (412,541)
Tax at the statutory tax rate of 30%			(47,959)	(123,762)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income [Abstract]
Non-deductible/non-allowable items			11,797	127,913
Tax effect of tax losses			(36,162)	4,151
Current year tax losses not recognized			18,138	1,816
Difference in overseas tax rates			6,275	259
Current period temporary differences not recognized			3,220	0
Prior year current tax under/(over) provision			(363)	0
Recognition of previously unrecognized tax losses			(38)	0
Derecognition of previously recognized tax losses			10,960	0
Income tax expense	$ (411)	$ 3,151	$ 2,030	$ 6,226
Statutory tax rate			30.00%